Leases - Schedule of Future Minimum Lease Payments under Non-cancellable Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Leases [Abstract]
2022	$ 1,412	$ 1,761
2023	1,790	1,655
2024	1,677	1,655
2025	1,655	1,655
2026	1,642	1,642
Thereafter	2,840	2,840
Total future undiscounted minimum lease payments	11,016	11,208
Less: Imputed Interest	2,187	2,324
Total reported lease liability	$ 8,829	8,884	$ 4,700
2022		0
2023		0
2024		0
2025		0
Thereafter		0
Total future undiscounted minimum lease payments		0
Less: imputed Interest		0
Total reported lease liability		$ 0